Document and Entity Information	6 Months Ended
Jun. 30, 2025
Cover [Abstract]
Document Type	6-K/A
Document Period End Date	Jun. 30, 2025
Entity Registrant Name	RedHill Biopharma Ltd.
Entity Central Index Key	0001553846
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	Q2
Amendment Flag	true
Amendment Description	RedHill Biopharma Ltd. is amending its Report on Form 6-K furnished to the U.S. Securities and Exchange Commission on September 5, 2025 (the “Original Form 6-K”) solely to include exhibit 99.3 which was inadvertently not included in the Original Form 6-K. The information contained in the Original Form 6-K otherwise remains unchanged